First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.533.7881

ANNUAL REPORT — 12/31/2013

FOR CONTRACT HOLDERS OF:  COMMONWEALTH ANNUITY ESTATE OPTIMIZER, COMMONWEALTH ANNUITY SELECT SPL, COMMONWEALTH ANNUITY SELECT SPL II

March 17, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	SEPARATE ACCOUNT SPVL 1940 Act Registration Number: 811-10133 1933 Act Registration Numbers: 333-45914, 333-84310 CIK: 0001122103 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account SPVL, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	February 28, 2014
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 28, 2014
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	February 24, 2014
Delaware VIP Trust (Standard Class)	814230	March 7, 2014
Fidelity Variable Insurance Products Fund (Initial Class)	356494	February 21, 2014
Fidelity Variable Insurance Products Fund III	927384	February 21, 2014
Fidelity Variable Insurance Products Fund V (Initial Class)	823535	February 21, 2014
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	March 5, 2014
Janus Aspen Series (Service Shares)	906185	February 28, 2014
MFS® Variable Insurance TrustSM (Service Class)	918571	February 28, 2014
Oppenheimer Variable Account Funds (Service Shares)	752737	February 26, 2014
T. Rowe Price International Series, Inc.	918292	February 19, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Scott D. Silverman
Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772